CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Revenue	$ 18,286	$ 12,829	$ 34,696	$ 29,415
Net income (loss)	2,429	(1,493)	6,205	(1,650)
Items that may be reclassified to net income
Financial contracts and power sale agreements	(102)	101	289	(636)
Marketable securities	26	180	131	140
Equity accounted investments	22	(13)	81	(186)
Foreign currency translation	1,559	423	(86)	(4,743)
Income taxes	21	(13)	0	28
Other comprehensive income that may be reclassified to net income	1,526	678	415	(5,397)
Items that will not be reclassified to net income
Revaluations of property, plant and equipment	(153)	(169)	(381)	(245)
Revaluation of pension obligations	13	(26)	48	(5)
Equity accounted investments	0	(202)	0	(220)
Marketable securities	206	270	515	120
Income taxes	(188)	(5)	(220)	(60)
Other comprehensive income that will not be reclassified to net income	(122)	(132)	(38)	(410)
Other comprehensive income (loss)	1,404	546	377	(5,807)
Comprehensive income (loss)	3,833	(947)	6,582	(7,457)
Attributable to:
Net income attributable to shareholders	816	(656)	2,051	(949)
Other comprehensive income (loss)	508	124	230	(1,484)
Comprehensive income (loss)	1,324	(532)	2,281	(2,433)
Net income (loss)	1,613	(837)	4,154	(701)
Other comprehensive income (loss)	896	422	147	(4,323)
Comprehensive income (loss)	2,509	(415)	4,301	(5,024)
Direct costs	13,994	9,446	26,181	22,155
Other income and gains	1,251	29	1,955	270
Consolidated equity accounted income (loss)	488	(631)	1,156	(843)
Interest expense	1,831	1,715	3,661	3,567
Corporate Costs	30	25	59	49
Fair value changes	377	(1,153)	2,471	(1,567)
Depreciation and amortisation expense	1,571	1,376	3,081	2,785
Tax expense (income)	$ 547	$ 5	$ 1,091	$ 369
Diluted	$ 0.49	$ (0.43)	$ 1.26	$ (0.63)
Basic	$ 0.51	$ (0.43)	$ 1.29	$ (0.63)